UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/99

Check here if Amendment [  ]; Amendment Number:  ___
  This Amendment (check only one.): [   ] is a restatement.
                                 [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Harold I. Pratt
Address:  Nichols & Pratt Advisers, LLP
          50 Congress Street
          Boston, Massachusetts  02109-4017

Form 13F File number:  28-3168

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Signature, Place, and Date of Signing:


Harold I. Pratt          Boston, Massachusetts     2/09/2000
[Signature]              [City, State]            [Date]

Report Type (Check only one.):

[   ]     13F HOLDINGS REPORT.  (Check here if all holdings of this
      reporting manager are reported in this report.)

[   ] 13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of other Managers Reporting for this Manager:

      Form 13F File Number      Name
      28-3162                 James R. Nichols
      28-271                  Bank of New York
      28-380                  United States Trust Company


Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     31

Form 13F Information Table Value Total:     $40,931
                                            (thousands)


List of other Included Managers:  NONE

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
                                        Form 13F INFORMATION TABLE

                                          VALUE     SHS/ SH    INVSTMNT   OTHER  VOTING AUTH
NAME OF ISSUER        CLASS   CUSIP       X$1000)   PRN AMT   DISCRETION   MGRS  SOLE SHARED NONE

Abbott Laboratories    COM    002824100   522901   14400 SH     Other      N/A        14400
American Int'l Group   COM    026874107  1361077   12588 SH     Other      N/A        12588
ATT Corp               COM    001957109   157825    3107 SH     Other      N/A         3107
Automatic Data Proc.   COM    053015103   783883   14550 SH     Other      N/A        14550
Bemis Co. Inc.         COM    081437105  7037601  201795 SH     Other      N/A       201795
Berkshire Hathaway B   COM    846702207  1204140     658 SH     Other      N/A          658
Cintas Corp.           COM    172908105    37188     700 SH     Other      N/A          700
Coca Cola              COM    191216100  2527588   43392 SH     Other      N/A        43392
Disney (Walt) Co.      COM    254687106   319411   10920 SH     Other      N/A        10920
Elec. Data Sys.        COM    285661104   780291   11657 SH     Other      N/A        11657
Exxon                  COM    302290101    61872     768 SH     Other      N/A          768
General Electric       COM    369604103  4921054   31800 SH     Other      N/A        31800
Gillette Co.           COM    375766102   273980    6652 SH     Other      N/A         6652
Hewlett Packard Co.    COM    428236103   770663    6775 SH     Other      N/A         6775
Intel Corp.            COM    458140100   413210    5020 SH     Other      N/A         5020
Johnson & Johnson      COM    478160104  4815716   51643 SH     Other      N/A        51643
Lucent Technologies    COM    549463107   393375    5245 SH     Other      N/A         5245
Marsh & McLennan       COM    571748102   363613    3800 SH     Other      N/A         3800
McDonalds              COM    580135101  1678778   41644 SH     Other      N/A        41644
Merck                  COM    589331107  4408044   65608 SH     Other      N/A        65608
Microsoft              COM    594918104   280200    2400 SH     Other      N/A         2400
Morgan, J.P.           COM    616880100   969952    7660 SH     Other      N/A         7660
Motorola Inc.          COM    620076109   375488    2550 SH     Other      N/A         2550
Pepsico                COM    713448108   239700    6800 SH     Other      N/A         6800
Procter & Gamble       COM    742718109  2443791   22305 SH     Other      N/A        22305
Raytheon CLB           COM    755111408   413846   15580 SH     Other      N/A        15580
Sigma Aldrich          COM    826552101   108225    3600 SH     Other      N/A         3600
State Street Boston    COM    857473102  1333392   18250 SH     Other      N/A        18250
Stryker                COM    863667101   576147    8275 SH     Other      N/A         8275
Sysco                  COM    871829107  1350669   34140 SH     Other      N/A        34140
United Dominion Rlty   COM    910197102     6913     700 SH     Other      N/A          700